SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Balance as of January 1,
Current year addition (reduction)	265,614
Exchange rate effect	(3,768)
Balance as of December 31,	$ 261,846